Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALLSPRING VARIABLE TRUST
Entity Central Index Key	0001081402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024